Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Condensed Consolidated Statements of Operations (Unaudited)
Revenues (gross billings of 110.7 million and 70.9 million less worksite employee payroll cost of 94.8 million and 60.4 million, respectively)	$ 15,866,000	$ 10,520,000
Cost of revenue	12,552,000	7,134,000
Gross profit	3,314,000	3,386,000
Operating expenses:
Salaries, wages and payroll taxes	2,283,000	1,872,000
Commissions	774,000	553,000
Professional fees	840,000	624,000
External Software development	353,000	310,000
General and administrative	1,401,000	1,316,000
Total operating expenses	5,651,000	4,675,000
Operating Loss	(2,337,000)	(1,289,000)
Other income (expense)
Interest expense	(1,161,000)	(957,000)
Change in fair value of derivative liability	942,000
Total other income (expense)	(219,000)	(957,000)
Net Loss	$ (2,556,000)	$ (2,246,000)
Earnings Per Share, Basic and Diluted [Abstract]
Basic and diluted	$ (2.86)	$ (3.11)
Basic and diluted	893,094	723,033